PROPERTY AND EQUIPMENT (DETAILS) (USD $) In Millions, unless otherwise specified							12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 28, 2012		Dec. 30, 2011		Dec. 28, 2012 Construction and mining equipment [Member]	Dec. 30, 2011 Construction and mining equipment [Member]	Dec. 28, 2012 Construction and mining equipment [Member] Maximum [Member]	Dec. 28, 2012 Construction and mining equipment [Member] Minimum [Member]	Dec. 28, 2012 Computer software [Member]	Dec. 30, 2011 Computer software [Member]	Dec. 28, 2012 Computer software [Member] Maximum [Member]	Dec. 28, 2012 Computer software [Member] Minimum [Member]	Dec. 28, 2012 Computer hardware [Member]	Dec. 30, 2011 Computer hardware [Member]	Dec. 28, 2012 Computer hardware [Member] Maximum [Member]	Dec. 28, 2012 Computer hardware [Member] Minimum [Member]	Dec. 28, 2012 Vehicles and automotive equipment [Member]	Dec. 30, 2011 Vehicles and automotive equipment [Member]	Dec. 28, 2012 Vehicles and automotive equipment [Member] Maximum [Member]	Dec. 28, 2012 Vehicles and automotive equipment [Member] Minimum [Member]	Dec. 28, 2012 Leasehold improvements [Member]	Dec. 30, 2011 Leasehold improvements [Member]	Dec. 28, 2012 Leasehold improvements [Member] Maximum [Member]		Dec. 28, 2012 Leasehold improvements [Member] Minimum [Member]		Dec. 28, 2012 Land and buildings [Member]	Dec. 30, 2011 Land and buildings [Member]	Dec. 28, 2012 Buildings [Member] Maximum [Member]	Dec. 28, 2012 Buildings [Member] Minimum [Member]	Dec. 28, 2012 Furniture and fixtures [Member]	Dec. 30, 2011 Furniture and fixtures [Member]	Dec. 28, 2012 Furniture and fixtures [Member] Maximum [Member]	Dec. 28, 2012 Furniture and fixtures [Member] Minimum [Member]	Dec. 28, 2012 Other equipment [Member]	Dec. 30, 2011 Other equipment [Member]	Dec. 28, 2012 Construction in progress [Member]	Dec. 30, 2011 Construction in progress [Member]
Depreciation and amortization expense related to property and equipment (Textuals) [Abstract]
Unamortized computer software costs	$ 71.1		$ 60.8
Property plant and equipment [Line Items]
Property plant and equipment, gross	1,286.2		756.8		266.4	95.3			219.5	186.3			198.2	186.8			172.2	7.7			130.1	109.0					114.1	9.2			97.7	91.5			72.4	70.8	15.6	0.2
Accumulated depreciation and amortization	(598.7)		(487.4)
Property and equipment at cost, net	$ 687.5	[1],[2]	$ 269.4	[1],[2]
Estimated useful life							15 years 0 months 0 days	3 years 0 months 0 days			10 years 0 months 0 days	3 years 0 months 0 days			10 years 0 months 0 days	3 years 0 months 0 days			12 years 0 months 0 days	3 years 0 months 0 days			20 years 0 months 0 days	[3]	1 year 0 months 0 days	[3]			45 years 0 months 0 days	10 years 0 months 0 days			10 years 0 months 0 days	3 years 0 months 0 days

[1]	Property and equipment at cost, net is categorized by the location of incorporation of the legal entities. Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.
[2]	The unamortized computer software costs were $71.1 million and $60.8 million, respectively, as of December 28, 2012 and December 30, 2011. The increase in property and equipment from December 30, 2011 to December 28, 2012 was due primarily to the assets acquired as part of the Flint acquisition on May 14, 2012.
[3]	Leasehold improvements are amortized over the length of the lease or estimated useful life, whichever is less